Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
12.	GOODWILL

The changes in the carrying amount of goodwill were as follows:

	December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Balance as of January 1	296,688	410,500	1,755,970	271,075
Goodwill acquired	113,812	1,345,470	—	—

Balance as of December 31	410,500	1,755,970	1,755,970	271,075

No impairment charge was recorded in any of the three years ended December 31, 2015.